UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 94.3%
AUSTRALIA 7.2%
DIVERSIFIED 2.1%
Dexus Property Group(a)	4,343,078	$2,262,592
GPT Group(a)	1,178,056	357,747
Mirvac Group(a)	1,868,766	1,096,870
		3,717,209
OFFICE 0.5%
Commonwealth Property Office Fund(a)	1,498,663	942,848

RETAIL 4.6%
Westfield Group(a)	1,202,650	8,336,734
TOTAL AUSTRALIA		12,996,791

CANADA 3.2%
DIVERSIFIED 2.1%
Brookfield Properties Corp.	297,224	1,706,066
Canadian Real Estate Investment Trust	124,333	1,971,301
Cominar Real Estate Investment Trust	13,800	150,609
		3,827,976
RESIDENTIAL 0.7%
Boardwalk REIT	45,471	937,695
Canadian Apartment Properties REIT	35,097	347,964
		1,285,659
RETAIL 0.4%
First Capital Realty	26,605	316,103
Primaris Retail REIT	48,557	349,697
		665,800
TOTAL CANADA		5,779,435

CHINA 4.7%
DIVERSIFIED 1.9%
Agile Property Holdings Ltd.(a)	1,814,000	1,035,651
China Resources Land Ltd.(a)	1,369,000	2,147,744

	Number
	of Shares	Value
New World China Land Ltd.(a)	869,000	$296,789
		3,480,184
RESIDENTIAL 2.8%
China Overseas Land & Investment Ltd.(a)	2,460,360	3,868,767
Country Garden Holdings Co.(a)	4,079,000	1,071,770
		4,940,537
TOTAL CHINA		8,420,721

FRANCE 6.4%
DIVERSIFIED 6.4%
Fonciere des Regions(a)	805	37,797
Gecina SA(a)	12,977	497,817
ICADE(a)	27,550	1,950,580
Unibail-Rodamco(a)	63,215	8,945,354
		11,431,548
RETAIL 0.0%
Mercialys Promesse(a)	98	2,836
TOTAL FRANCE		11,434,384

GERMANY 0.0%
OFFICE 0.0%
Alstria Office AG(a)	9,354	46,495

HONG KONG 14.0%
DIVERSIFIED 11.5%
Hang Lung Properties Ltd.(a)	826,600	1,955,306
Henderson Land Development Company Ltd.(a)	495,612	1,896,262
Hysan Development Company Ltd.(a)	1,386,303	2,364,097
Kerry Properties Ltd.(a)	525,500	1,270,624
Sino Land Co., Ltd.(a)	509,500	511,124
Sun Hung Kai Properties Ltd.(a)	1,320,049	11,870,369
Wharf Holdings Ltd.(a)	288,000	722,287
		20,590,069

	Number
	of Shares	Value
OFFICE 1.2%
Hongkong Land Holdings Ltd. (USD)(a)	969,600	$2,209,089

RETAIL 1.3%
Link REIT(a)	1,196,479	2,375,381
TOTAL HONG KONG		25,174,539

JAPAN 10.1%
DIVERSIFIED 6.7%
Mitsubishi Estate Co., Ltd.(a)	588,000	6,670,457
Mitsui Fudosan Co., Ltd.(a)	378,300	4,149,895
NTT Urban Development Corp.(a)	1,383	1,119,301
		11,939,653
OFFICE 2.4%
Japan Prime Realty Investment Corp.(a)	303	563,057
Japan Real Estate Investment Corp.(a)	159	1,221,469
Nippon Building Fund(a)	205	1,771,808
Nomura Real Estate Office Fund(a)	148	829,026
		4,385,360
RETAIL 1.0%
AEON Mall Co., Ltd.(a)	96,000	1,234,829
Japan Retail Fund Investment Corp.(a)	131	501,788
		1,736,617
TOTAL JAPAN		18,061,630

NETHERLANDS 1.8%
DIVERSIFIED 0.4%
Wereldhave NV(a)	9,687	677,322

INDUSTRIAL 0.3%
ProLogis European Properties(a)	322,164	577,242

RETAIL 1.1%
Corio NV(a)	49,612	2,051,836
TOTAL NETHERLANDS		3,306,400

	Number
	of Shares	Value
SINGAPORE 2.6%
DIVERSIFIED 1.9%
CapitaLand Ltd.(a)	1,900,000	$2,913,421
Keppel Land Ltd.(a)	516,000	492,611
		3,406,032
INDUSTRIAL 0.3%
Ascendas REIT(a)	749,000	602,556

RETAIL 0.4%
CapitaMall Trust(a)	771,400	671,918
TOTAL SINGAPORE		4,680,506

SWEDEN 0.9%
DIVERSIFIED 0.8%
Castellum AB(a)	260,546	1,464,387

OFFICE 0.1%
Wihlborgs Fastigheter AB(a)	10,178	113,840
TOTAL SWEDEN		1,578,227

SWITZERLAND 0.8%
OFFICE 0.8%
PSP Swiss Property AG(a,b)	33,194	1,399,387

UNITED KINGDOM 10.1%
DIVERSIFIED 9.5%
British Land Co., PLC(a)	1,490,808	7,703,047
Hammerson PLC(a)	667,036	2,433,698
Land Securities Group PLC(a)	1,125,457	7,052,262
		17,189,007
OFFICE 0.6%
Great Portland Estates PLC(a)	291,828	1,018,752
TOTAL UNITED KINGDOM		18,207,759

UNITED STATES 32.5%
DIVERSIFIED 1.7%
Vornado Realty Trust	76,418	2,540,134

	Number
	of Shares	Value
Washington REIT	23,442	$405,547
		2,945,681
HEALTH CARE 5.3%
HCP	191,038	3,410,028
Nationwide Health Properties	96,055	2,131,461
Omega Healthcare Investors	120,663	1,698,935
Ventas	98,874	2,235,541
		9,475,965
INDUSTRIAL 2.4%
AMB Property Corp.	255,127	3,673,829
EastGroup Properties	11,865	333,050
ProLogis	49,018	318,617
		4,325,496
OFFICE 4.5%
Boston Properties	63,370	2,219,851
Corporate Office Properties Trust	18,485	458,983
Liberty Property Trust	140,108	2,653,645
Mack-Cali Realty Corp.	141,955	2,812,129
		8,144,608
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	25,605	943,544

RESIDENTIAL 6.3%
American Campus Communities	94,955	1,648,419
Apartment Investment & Management Co.	210,913	1,155,803
AvalonBay Communities	19,070	897,434
Equity Lifestyle Properties	56,841	2,165,642
Equity Residential	152,835	2,804,523
Home Properties	42,229	1,294,319
UDR	163,010	1,403,516
		11,369,656
RETAIL 7.4%
Acadia Realty Trust	108,918	1,155,620

	Number
	of Shares	Value
Federal Realty Investment Trust	54,716	$2,516,936
Regency Centers Corp.	29,700	789,129
Simon Property Group	252,215	8,736,728
		13,198,413

SELF STORAGE 2.7%
Public Storage	89,078	4,921,559

SPECIALTY 1.7%
Digital Realty Trust	63,502	2,106,996
Plum Creek Timber Co.	32,001	930,269
		3,037,265
TOTAL UNITED STATES		58,362,187
TOTAL COMMON STOCK (Identified cost—$197,219,604)		169,448,461

	Number
	of Rights

RIGHTS 0.0%
UNITED KINGDOM
Segro PLC, expire 04/06/2009(b) (Identified cost—$26,842)	399,227	27,496

	Number
	of Shares

SHORT-TERM INVESTMENTS 4.0%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(c)	3,050,054	3,050,054
Federated U.S. Treasury Cash Reserves Fund, 0.01%(c)	4,133,428	4,133,428
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,183,482)		7,183,482

		Value
TOTAL INVESTMENTS (Identified cost—$204,429,928)	98.3%	$176,659,439

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7%	3,062,140

NET ASSETS (Equivalent to $11.00 per share based on 16,344,703 shares of common stock outstanding)	100.0%	$179,721,579

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 58.6% of net assets all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$176,659,439	$64,169,118	$112,490,321	$—

Note 2. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$6,094,782
Gross unrealized depreciation	(33,865,271)
Net unrealized depreciation	$(27,770,489)

Cost for federal income tax purposes	$204,429,928

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:

/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Adam M. Derechin

By:

/s/ James Giallanza

Name: Adam M. Derechin

Name:

James Giallanza

Title: President and principal executive officer

Title:

Treasurer and principal financial officer

Date: May 27, 2009